Share-Based Compensation - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) vesting_period shares	Dec. 31, 2017 shares	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, vested | $	$ 20
Unrecognized compensation expense | $	$ 33
Unrecognized compensation expense, weighted average period of recognition	2 years 7 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, weighted average period of recognition	1 year 6 months 21 days
Unrecognized compensation, stock options | $	$ 13
Employee Stock Option [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years	3 years
Employee Stock Option [Member] | Management [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration	7 years	7 years	7 years
Employee Stock Option [Member] | Management [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration	10 years	10 years	10 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Performance Shares [Member] | 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Number of vesting periods | vesting_period	3
Performance Shares [Member] | 2018 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout percentage	0.00%
Performance Shares [Member] | 2018 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout percentage	200.00%
Performance Shares [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Performance Shares [Member] | Management [Member] | 2017 and 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share units maximum payout percentage	200.00%
PSU awards capped payout percentage	100.00%
TSR, terms of award	less than zero
Performance Shares [Member] | Management [Member] | 2017 and 2016 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSR component, performance metrics	0.00%
Optional component, performance metrics	0.00%
Performance Shares [Member] | Management [Member] | 2017 and 2016 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSR component, performance metrics	100.00%
Optional component, performance metrics	100.00%
2014 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reduction due to issuance of stock option or SAR (in shares)	1.0
Reduction due to award other than stock option or SAR (in shares)	2.12
Vesting period	10 years
Common stock, reserved for future issuance (in shares)	35,389,825
2014 Long Term Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)	71,600,000